Subsequent Events - Reverse Stock Split (Details)	Nov. 05, 2020 USD ($) proof_of_claim	Apr. 14, 2020	Apr. 13, 2020 shares	Jun. 28, 2020 USD ($)	Apr. 10, 2020 shares	Dec. 31, 2019 USD ($) shares	Feb. 01, 2019 shares	Dec. 31, 2018 shares
Debt Instrument [Line Items]
Stock split, conversion ratio		0.005
Common shares, outstanding (in shares) | shares					1,957,000,000		3,600,000
Stock issued during period, reverse stock splits (in shares) | shares			9,784,000
Common stock, shares authorized (in shares) | shares						22,500,000		15,000,000
Subsequent event
Debt Instrument [Line Items]
Warrants to purchase percent of new common stock				10.00%
Warrants to purchase additional percent of new common stock				10.00%
Percent of warrants to purchase percent of new common stock				50.00%
Percent of new common stock purchased with warrants				10.00%
Pending litigation | Healthcare of ontario pension plan (HOOPP) | Subsequent event
Debt Instrument [Line Items]
Number of proofs of claim | proof_of_claim	7,350
Damages sought, value	$ 11,200,000,000
Chesapeake revolving credit facility
Debt Instrument [Line Items]
Revolving credit, maximum borrowing capacity						$ 4,000,000,000.0
Revolving credit, outstanding						$ 59,000,000
Debtor-in-Possession Credit Agreement | Subsequent event
Debt Instrument [Line Items]
Revolving credit, maximum borrowing capacity				$ 2,104,000,000
Exit credit facilities borrowing capacity				2,500,000,000
Debtor-in-Possession Credit Agreement | Chesapeake revolving credit facility | Subsequent event
Debt Instrument [Line Items]
Revolving credit, maximum borrowing capacity				925,000,000
Revolving credit, outstanding				200,000,000
Exit credit facilities borrowing capacity				1,750,000,000
Exit Credit Facilities | Minimum | Subsequent event
Debt Instrument [Line Items]
Required liquidity				$ 500,000,000
Leverage ratio				2.25
Asset coverage ratio				1.50
Senior notes | 11.5% senior secured second lien notes due 2025
Debt Instrument [Line Items]
Interest rate, stated percentage						11.50%
Holders of obligation, pro rata share as percent of new common stock				12.00%
Term Loan | FLLO Term Loan Facility
Debt Instrument [Line Items]
Holders of obligation, pro rata share as percent of new common stock				76.00%
Term Loan | Debtor-in-Possession Credit Agreement | Subsequent event
Debt Instrument [Line Items]
Debt				$ 1,179,000,000
Unsecured Debt | Subsequent event
Debt Instrument [Line Items]
Holders of obligation, pro rata share as percent of new common stock				12.00%
Holders of obligation, pro rata share as percent of new warrants				50.00%
Secured Debt | Debtor-in-Possession Credit Agreement | Subsequent event
Debt Instrument [Line Items]
Exit credit facilities borrowing capacity				$ 750,000,000
Common Stock
Debt Instrument [Line Items]
Common Stock Shares Authorized Prior to Reverse Stock Split | shares					3,000,000,000
Common stock, shares authorized (in shares) | shares					22,500,000